Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Schedule of trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Trade payables	18,193	20,780
Invoices not yet received	19,248	15,246
Accrued employee benefit costs	11,772	9,191
Share-based compensation - Cash settled payable	566	206
Trade Deposits	1,082	730
Sundry accruals	13,578	9,397
Trade and Other Payables	64,439	55,550
Current	64,230	55,425
Non-current	209	125